GOODWILL AND INTANGIBLE ASSETS Goodwill & Intangibles Additional Information (Details) (USD $)	6 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended
	Jun. 30, 2013 Rate	Jun. 30, 2013	Jun. 30, 2012	Oct. 31, 2012	Jun. 30, 2011	Jun. 30, 2012 Trade Names [Member]	Dec. 31, 2012 Baby, Feminine and Family Care Segment Member	Jun. 30, 2013 Baby, Feminine and Family Care Segment Member	Jun. 30, 2012 Baby, Feminine and Family Care Segment Member	Oct. 31, 2012 Baby, Feminine and Family Care Segment Member	Jun. 30, 2011 Baby, Feminine and Family Care Segment Member	Jun. 30, 2013 Grooming Segment Member	Jun. 30, 2012 Grooming Segment Member	Jun. 30, 2011 Grooming Segment Member	Jun. 30, 2012 Grooming Segment Member Appliances [Member]	Jun. 30, 2013 Beauty Segment Member	Jun. 30, 2012 Beauty Segment Member	Jun. 30, 2011 Beauty Segment Member	Jun. 30, 2012 Beauty Segment Member Salon Professional [Member]	Jun. 30, 2013 Braun [Member]	Oct. 31, 2012 Iberia joint venture buy out [Member] Baby, Feminine and Family Care Segment Member
Payments to Acquire Businesses, Gross							$ 1,100,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest										1,900,000,000
Goodwill, Net	55,188,000,000	55,188,000,000	53,773,000,000		57,562,000,000			4,828,000,000	3,684,000,000		3,804,000,000	20,617,000,000	20,680,000,000	22,650,000,000		16,663,000,000	16,429,000,000	18,039,000,000			1,100,000,000
Indefinite-lived Intangible Assets, Impairment Losses						246,000,000
Intangible Asset Impairment Charges After Tax [Line Items]						173,000,000														31,000,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)										200,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles										900,000,000
Goodwill, Impairment Loss		259,000,000	1,330,000,000					0	0			259,000,000	899,000,000		899,000,000	0	431,000,000		431,000,000
Impairment of Intangible Assets (Excluding Goodwill)																				49,000,000
Deferred Tax Liabilities, Intangible Assets							300,000,000
Business Acquisition, Preexisting Relationship, Gain (Loss) Recognized				$ 630,000,000
Percent of Devaluation in Japan Currency	20.00%